As filed with the Securities and Exchange Commission on November 3, 2011
Registration No. 333-169088

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. 2	☑ Post-Effective Amendment No. 1
(Check appropriate box or boxes)
MUNDER SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
480 Pierce Street, Birmingham, Michigan 48009
(Address of Principal Executive Offices) (Zip code)
Registrant’s Telephone Number: (248) 647-9200
Stephen J. Shenkenberg
Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
(Name and Address of Agent for Service)
Copy to:
Jane Kanter, Esq.
Dechert LLP
1775 I Street, NW
Washington, DC 20006
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
It is proposed that this filing will become effective: (check appropriate box)
It is proposed that this filing will become effective: (check appropriate box)
☒ Immediately upon filing pursuant to paragraph (b)
☐ On       pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On       pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On       pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C
Item 15. Indemnification
Item 16. Exhibits
Item 17. Undertakings
SIGNATURES
INDEX OF EXHIBITS
EX-12.A
EX-12.B

MUNDER SERIES TRUST
Explanatory Note
Registration Statement on Form N-14 filed with the Securities Exchange Commission (the “SEC”) on August 27, 2010 relating to (i) the merger of the Munder Energy Fund, a series of the Munder Series Trust (“MST”) with and into the Munder Growth Opportunities Fund, a series of MST and (ii) the merger of the Munder Healthcare Fund, a series of Munder Series Trust II, with and into the Munder Growth Opportunities Fund, a series of MST (Accession No. 0001144204-10-047108) (the “Form N-14 Registration Statement”), as amended by Pre-Effective Amendment No. 1 to the Form N-14 Registration Statement filed with the SEC on September 29, 2010 (Accession No. 0001144204-10-051534) and as amended by Pre-Effective Amendment No. 2 to the Form N-14 Registration Statement filed with the SEC on December 9, 2010 (Accession No. 0001144204-10-065662). The definitive Proxy Statement/Prospectus and Statement of Additional Information were filed pursuant to Rule 497(c) pursuant to the Securities Act of 1933, as amended on December 28, 2010 (Accession No: 0001144204-10-068563). No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.
The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the merger of the Munder Energy Fund, a series of MST with and into the Munder Growth Opportunities Fund, a series of MST and (ii) the final tax opinion for the merger of the Munder Healthcare Fund, a series of Munder Series Trust II, with and into the Munder Growth Opportunities Fund, a series of MST.

MUNDER SERIES TRUST
PART C
OTHER INFORMATION

Item 15.	Indemnification
The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

Item 16.	Exhibits

(1)	(a) Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(b) Amended Schedule A dated April 30, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(2)	Amended and Restated By-Laws of the Registrant dated May 16, 2006, are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on December 9, 2010.

(5)	Not Applicable.

(6)	Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(a) Amendment No. 1 dated August 14, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(b) Amendment No. 2 dated August 15, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(c)	Amendment No. 3 dated November 13, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 17, 2008.

(d)	Amendment No. 4 dated May 13, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(e)	Amendment No. 5 dated June 14, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(f)	Amendment No. 6 dated June 30, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(g)	Amendment No. 7 dated March 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(h)	Amendment No. 8 dated May 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(i)	Amendment No. 9 dated January 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(j)	Amendment No. 10 dated July 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(k)	Amendment No. 11 dated October 31, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(l)	Amendment No. 12 dated March 1, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(m)	Amendment No. 13 dated May 13, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(n)	Amendment No. 14 dated June 1, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.
(7)	Combined Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.
(i)	Amendment No. 1 dated May 1, 2009 to the Distribution Agreement dated March 1, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(ii)	Amendment No. 2 dated May 1, 2010 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(iii)	Amendment No. 3 dated June 1, 2011, to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(iv)	Amendment No. 4 dated October 17, 2011, to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.
(8)	Not Applicable.

(9)	Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.
(a)	Amendment No. 1 to Master Custodian Agreement dated June 1, 2002, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(b)	Amendment No. 2 to Master Custodian Agreement dated April 30, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(c)	Amendment No. 3 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(d)	Amendment No. 4 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(e)	Amendment No. 5 to Master Custodian Agreement dated February 25, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

(f)	Amendment No. 6 to Master Custodian Agreement dated May 17, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)	Amendment No. 7 to Master Custodian Agreement dated August 15, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2005.

(h)	Amendment No. 8 to Master Custodian Agreement dated April 17, 2006, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(i)	Amendment No. 9 to Master Custodian Agreement dated August 14, 2007, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(j)	Amendment No. 10 to Master Custodian Agreement dated September 28, 2007, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 1, 2008.

(k)	Amendment No. 11 to Master Custodian Agreement dated June 30, 2008, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(l)	Amendment No. 12 to Master Custodian Agreement dated May 1, 2009, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(m)	Amendment No. 13 to Master Custodian Agreement dated January 1, 2010, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(n)	Amendment No. 14 to Master Custodian Agreement by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 29, 2011.
(10)	(a)	Combined Distribution and Service Plan dated October 17, 2011 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

	(b)	Amended and Restated Multi-Class Plan dated October 17, 2011 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.
(11)	Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrants’ Registration Statement on Form N-14 filed with the Commission on December 29, 2010.

(12)(a)	Opinion of Dechert LLP regarding tax matters is filed herewith.

(12)(b)	Opinion of Dechert LLP regarding tax matters is filed herewith.

(13)	Not Applicable.

(14)	Not Applicable.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003, to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004 and to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

(17)	Form of Proxy Card is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrants’ Registration Statement on Form N-14 filed with the Commission on December 29, 2010.

Item 17.	Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 3rd day of November, 2011.

MUNDER SERIES TRUST
By:	/s/ James V. Fitzgerald James V. Fitzgerald, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
*	Trustee	November 3, 2011
John Engler

*	Trustee	November 3, 2011
Joseph E. Champagne

*	Trustee	November 3, 2011
Thomas D. Eckert

*	Trustee	November 3, 2011
John Rakolta, Jr.

*	Trustee	November 3, 2011
David J. Brophy

*	Trustee	November 3, 2011
Michael T. Monahan

*	Trustee	November 3, 2011
Arthur T. Porter

*	Trustee	November 3, 2011
Lisa A. Payne

/s/ James V. Fitzgerald James V. Fitzgerald	President (Principal Executive Officer)	November 3, 2011

/s/ Peter K. Hoglund Peter K. Hoglund	Vice President (Principal Financial Officer)	November 3, 2011

/s/ David Rumph David Rumph	Treasurer (Principal Accounting Officer)	November 3, 2011

* By:	/s/ Stephen J. Shenkenberg Stephen J. Shenkenberg as Attorney-in-Fact

INDEX OF EXHIBITS

Item 16.	Exhibits

(12)(a)	Opinion of Dechert LLP regarding tax matters

(12)(b)	Opinion of Dechert LLP regarding tax matters